Non-Current Provisions And Other Non-Current Liabilities - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 5,762
Increases in provisions and other liabilities	615
Provisions utilized	(616)
Reversals of unutilized provisions	(197)
Transfers	(255)	[1]
Net interest related to employee benefits, and unwinding of discount	60
Currency translation differences	(255)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(111)
Ending balance	5,003
United Kingdom | Plan assets
Reconciliation of changes in other provisions [abstract]
Net defined benefit liability (asset)	101
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,992
Increases in provisions and other liabilities	69	[2]
Provisions utilized	(167)	[2]
Reversals of unutilized provisions	(17)	[2]
Transfers	(4)	[1]
Net interest related to employee benefits, and unwinding of discount	37
Currency translation differences	(94)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(111)
Ending balance	1,705
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	821
Increases in provisions and other liabilities	78
Provisions utilized	(61)
Reversals of unutilized provisions	0
Transfers	0	[1]
Net interest related to employee benefits, and unwinding of discount	1
Currency translation differences	(74)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	765
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	799
Increases in provisions and other liabilities	175
Provisions utilized	(10)
Reversals of unutilized provisions	(2)
Transfers	(158)	[1]
Net interest related to employee benefits, and unwinding of discount	2
Currency translation differences	(4)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	802
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,150
Increases in provisions and other liabilities	293
Provisions utilized	(378)
Reversals of unutilized provisions	(178)
Transfers	(93)	[1]
Net interest related to employee benefits, and unwinding of discount	20
Currency translation differences	(83)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	€ 1,731

[1]	Mainly transfers to Current provisions and other current liabilities.
[2]	In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.